Leases - Summary of Maturity Analysis of Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 2,602	$ 1,991
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	295	286
1-2 years
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	264	218
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	254	198
3-4 years
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	254	195
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	255	195
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 1,280	$ 899